Capital and Other Components of Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Capital and Other Components of Equity [Abstract]
Schedule of reserves within equity [text block]
Balance of capital surplus as of December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in thousands)
From common stock	$52,756,091	52,756,091
From convertible bonds	6,049,862	6,049,862
From others	1,732,552	1,171,790
	$60,538,505	59,977,743

Disclosure of appropriation of earnings [text block]
AUO’s appropriations of earnings for 2015 had been approved in the shareholders’ meeting held on June 16, 2016. The appropriations and dividends per share were as follows:

	For fiscal year 2015
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$493,196
Cash dividends to shareholders	3,368,486	$0.35
	$3,861,682

AUO’s appropriations of earnings for 2016 had been approved in the shareholders’ meeting held on June 15, 2017. The appropriations and dividends per share were as follows:

	For fiscal year 2016
	Appropriation of earnings	Dividends per share
	(in thousands, except for per share data)
Legal reserve	$781,894
Cash dividends to shareholders	5,389,577	$0.56
	$6,171,471

AUO’s appropriations of earnings for 2017 have been approved in the meeting of the board of directors held on March 23, 2018. The appropriations and dividends per share were as follows:

	For fiscal year 2017
	Appropriation of earnings	Dividends per share

	(in thousands, except for per share data)
Legal reserve	$3,235,942
Cash dividends to shareholders	14,436,368	$1.50
	$17,672,310

Schedule of other components of equity [text block]
	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2017	$531,006	224,299	21,992	777,297
Foreign operations – foreign currency translation differences	(1,882,545)	-	-	(1,882,545)
Effective portion of changes in fair value of cash flow hedges	-	-	(21,992)	(21,992)
Net change in fair value of available-for-sale financial assets	-	1,146,422	-	1,146,422
Equity-accounted investees – share of other comprehensive income	(68,637)	6,310	-	(62,327)
Related tax	299,207	-	-	299,207
Balance at December 31, 2017	$(1,120,969)	1,377,031	-	256,062

Balance at January 1, 2016	$6,540,196	(539,653)	14,793	6,015,336
Foreign operations – foreign currency translation differences	(5,510,836)	-	-	(5,510,836)
Effective portion of changes in fair value of cash flow hedges	-	-	7,199	7,199
Net change in fair value of available-for-sale financial assets	-	769,410	-	769,410
Equity-accounted investees – share of other comprehensive income	(342,162)	(2,582)	-	(344,744)
Realized gain on sales of securities reclassified to profit or loss	(265,849)	(2,876)	-	(268,725)
Related tax	109,657	-	-	109,657
Balance at December 31, 2016	$531,006	224,299	21,992	777,297

	Cumulative translation differences	Unrealized gains (losses) on available-for-sale financial assets	Unrealized gains (losses) on cash flow hedges	Total
	(in thousands)
Balance at January 1, 2015	$5,766,162	29,107	18,440	5,813,709
Foreign operations – foreign currency translation differences	405,731	-	-	405,731
Effective portion of changes in fair value of cash flow hedges	-	-	(3,647)	(3,647)
Net change in fair value of available-for-sale financial assets	-	(521,173)	-	(521,173)
Equity-accounted investees – share of other comprehensive income	470,545	22,070	-	492,615
Realized gain on sales of securities reclassified to profit or loss	(104,905)	(69,657)	-	(174,562)
Related tax	2,663	-	-	2,663
Balance at December 31, 2015	$6,540,196	(539,653)	14,793	6,015,336

Schedule of non-controlling interests [text block]
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Balance at the beginning of the year	$18,388,204	22,648,604	19,329,254
Equity attributable to non-controlling interests:
Loss for the year	(2,120,737)	(1,211,772)	(28,161)
Adjustment of changes in ownership of investees	(6,421)	(191,394)	(262,229)
Foreign currency translation differences	(355,700)	(1,867,168)	(680,218)
Remeasurement of defined benefit plans	201	(98)	5,003
Proceeds from subsidiaries capital increase	11,620	9,590	10,086,575
Effect of disposal of interest in subsidiary to non-controlling interests	1,258,788	-	-
Effect of acquisition of non-controlling interests	-	37,036	(5,245,698)
Redemption of subsidiary treasury shares	-	(865,633)	(227,676)
Others	(107,454)	(170,961)	(328,246)
Balance at the end of the year	$17,068,501	18,388,204	22,648,604